Note 54 Deferred annual variable remuneration from previous years senior management (Details) - EUR (€) € in Thousands	Dec. 31, 2023 [1]	Dec. 31, 2022 [2]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 2,873	€ 2,167
Deferred annual variable remuneration senior management in shares	642,015	515,483
Senior management [Member] | 2022 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 493	€ 0
Deferred annual variable remuneration senior management in shares	122,566	0
Senior management [Member] | 2021 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 456	€ 477
Deferred annual variable remuneration senior management in shares	116,528	124,602
Senior management [Member] | 2020 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 1,484	€ 0
Deferred annual variable remuneration senior management in shares	289,020	0
Senior management [Member] | 2019 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 302	€ 1,364
Deferred annual variable remuneration senior management in shares	77,447	320,172
Senior management [Member] | 2018 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 138	€ 155
Deferred annual variable remuneration senior management in shares	36,454	41,442
Senior management [Member] | 2017 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 0	€ 171
Deferred annual variable remuneration senior management in shares	0	29,267

[1]	(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the members of the Senior Management who are beneficiaries will take place in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 80% of the 2022 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 60% of the 2021 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026 and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the accrual of the whole of their AVR for 2020 financial year. Without prejudice to the above, two members of the Senior Management, executives of BBVA USA at that moment, are entitled to the payment of the Deferred Portion of a Success Bonus on the sale of BBVA USA. Of this Deferred Portion, the whole of it is payable with respect to one person and 60% of it with respect to the other, in accordance with the vesting and payment schedule applicable in each case pursuant to the remuneration policy applicable in that financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. Thereafter, 20% of the 2019 Deferred AVR will be deferred, which, if the conditions are met, will be paid in 2025. In addition, it includes the second payment (20%) of the Deferred Portion of a retention plan to be made to a member of Senior Management.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. With such payment, the payment of the 2018 Deferred AVR to its beneficiaries will be completed.

[2]
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the members of Senior Management who were beneficiaries was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) was made to the members of the Senior Management, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the members of Senior Management who were beneficiaries were paid the amounts that corresponded in each case (either 60% of the Deferred Portion or the whole of it) in accordance with the payment schedule established in the remuneration policies applicable in 2019, including the update of its cash portion. In addition, two members of the Senior Management were paid the Deferred Portion of a retention plan pursuant to the vesting and payment rules established in the remuneration policy applicable to that financial year.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) was made to the members of the Senior Management who were beneficiaries, including the update of its cash portion.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) was paid to the members of the Senior Management who were beneficiaries, including the update of its cash portion. Thereafter, the payment of the 2017 Deferred AVR to its beneficiaries was completed.